Fair Value Measurements	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 12 - Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2023 and March 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2023	March 31, 2023
Assets:
Marketable securities held in Trust Account	1	$6,647,795	$9,160,803

Note 6 - Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2023 and March 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2023	March 31, 2022
Assets:
Marketable securities held in Trust Account	1	$9,160,803	$127,760,867